UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5785

MFS INVESTMENT GRADE MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Investment Grade Municipal Trust

SEMIANNUAL REPORT

May 31, 2012

CXH-SEM

MFS® INVESTMENT GRADE MUNICIPAL TRUST

New York Stock Exchange Symbol: CXH

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where policymakers are attempting to develop a plan that will help debt-laden countries and prevent their woes from spreading across the region. Volatility is likely to continue as investors test the resolve of European officials to make the tough decisions needed to solve the crisis.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. Voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush administration tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS® our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Through this integrated approach, our investment staff shares ideas and evaluates opportunities across geographies, across both fundamental and quantitative disciplines, and across companies’ entire capital structure. We employ this uniquely collaborative approach to build better insights for our clients.

Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so that the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

July 17, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)(j)

Top five industries (i)
Universities – Colleges	18.4%
Healthcare Revenue – Hospitals	15.7%
Water & Sewer Utility Revenue	7.2%
Utilities – Investor Owned	5.4%
U.S. Treasury Securities (j)	(10.0)%

Composition including fixed income credit quality (a)(i)
AAA	14.7%
AA	22.7%
A	23.4%
BBB	28.5%
BB	3.4%
B	2.1%
CCC	0.2%
CC (o)	0.0%
Not Rated (j)	(1.0%)
Cash & Other	6.0%

Portfolio facts (i)
Average Duration (d)	14.1
Average Effective Maturity (m)	19.2 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

(j)	For the purpose of managing the fund’s duration, the fund holds short treasury futures with a bond equivalent exposure of (10.0)%, which reduce the fund’s interest rate exposure but not its credit exposure.

Portfolio Composition – continued

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(o)	Less than 0.1%

Percentages are based on net assets, including the value of auction preferred shares, as of 5/31/12.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Michael Dawson	—	Investment Officer of MFS; employed in the investment area of MFS since 1998. Portfolio Manager of the fund since June 2007.

Geoffrey Schechter	—	Investment Officer of MFS; employed in the investment management area of MFS since 1993. Portfolio Manager of the fund since June 2007.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value of underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that distributions are in excess of the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase common and/or preferred shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

5/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 144.4%
Issuer	Shares/Par	Value ($)

Airport Revenue - 3.9%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	$650,000	$753,056
Houston, TX, Airport System Rev., “B”, 5%, 2026	160,000	183,061
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 2031	140,000	151,630
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	195,000	221,485
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	225,000	255,215
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 2025	2,000,000	2,327,500
San Jose, CA, Airport Rev., “A - 2”, 5.25%, 2034	710,000	775,412

		$4,667,359
General Obligations - General Purpose - 4.9%
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 2029	$855,000	$995,297
Commonwealth of Puerto Rico, Public Improvement, “A”, 5.5%, 2039	1,825,000	1,903,785
Las Vegas Valley, NV, Water District, “C”, 5%, 2029	755,000	856,011
Luzerne County, PA, AGM, 6.75%, 2023	370,000	436,722
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “F”, 5.25%, 2024	325,000	351,283
State of California, 5.75%, 2019	70,000	70,903
State of California, 5.25%, 2028	270,000	310,773
State of California, 5.25%, 2030	645,000	736,145
State of Hawaii, “DZ”, 5%, 2031	180,000	210,672

		$5,871,591
General Obligations - Schools - 3.5%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	$130,000	$57,654
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2032	235,000	98,714
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2033	470,000	186,388
Chicago, IL, Board of Education, “A”, 5%, 2041	1,000,000	1,091,520
Frenship, TX, Independent School District, AGM, 5%, 2033	1,000,000	1,079,190
Los Angeles, CA, Unified School District, “D”, 5%, 2034	95,000	105,426
Pomona, CA, Unified School District, “A”, NATL, 6.45%, 2022	1,000,000	1,243,650
West Contra Costa, CA, Unified School District, “B”, NATL, 6%, 2024	250,000	291,475

		$4,154,017

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - 21.9%
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	$405,000	$332,343
Brunswick, GA, Hospital Authority Rev. (Glynn - Brunswick Memorial Hospital), 5.625%, 2034	165,000	180,906
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 2040	105,000	114,249
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	195,000	218,511
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 2031	535,000	641,251
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5.75%, 2038	360,000	387,490
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5%, 2042	325,000	352,264
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	355,000	367,233
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7%, 2027	205,000	251,531
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	250,000	310,560
Health Care Authority for Baptist Health, AL, “D”, 5%, 2021	850,000	907,809
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 2028	380,000	428,556
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	400,000	512,252
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	460,000	526,539
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	395,000	450,517
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “A”, 5.5%, 2030	45,000	46,594
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	705,000	744,276
Indiana Health & Educational Financing Authority Rev. (Community Foundation of Northwest Indiana ), “A”, 6%, 2034	150,000	156,690
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	470,000	537,469
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	845,000	884,732
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	255,000	292,095
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	85,000	97,524
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	440,000	508,904

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 6%, 2043	$265,000	$282,721
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2032	35,000	37,790
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2037	85,000	91,181
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2042	180,000	193,927
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	415,000	433,148
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	385,000	401,112
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	45,000	45,627
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 2039	175,000	211,572
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	265,000	277,500
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Regional), “C”, 5.75%, 2013	180,000	180,333
Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital), “F”, 5.75%, 2029	370,000	370,500
Miami-Dade County, FL, Health Facilities Authority, Hospital Rev. (Variety Children’s Hospital), “A”, 6.125%, 2042	195,000	226,974
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 2035	750,000	823,013
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2032	45,000	47,594
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2041	35,000	36,376
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	445,000	499,780
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	60,000	60,664
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	300,000	297,171
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	415,000	440,469
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	165,000	198,450
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	100,000	116,344
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	245,000	269,975

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 6.625%, 2023	$320,000	$320,608
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 2039	855,000	1,004,634
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 2039	525,000	606,233
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	230,000	295,953
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	555,000	604,284
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Le Bonheur Healthcare), 5%, 2042	180,000	192,618
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	535,000	563,483
South Carolina Jobs & Economic Development Authority (Bon Secours - Venice Healthcare Corp.), 5.5%, 2023	390,000	397,355
South Dakota Health & Educational Facilities Authority Rev. (Avera Health), “A”, 5%, 2042	95,000	101,420
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	105,000	116,893
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	155,000	171,346
St. Paul, MN, Housing & Redevelopment Authority Healthcare Facilities Rev. (HealthPartners Obligated Group), 5.25%, 2023	325,000	346,837
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2026	1,365,000	1,447,774
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	135,000	139,806
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)(d)	1,000,000	12,500
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	265,000	268,967
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	220,000	224,272
Tyler, TX, Health Facilities Development Corp. (Mother Frances Hospital), 5.5%, 2027	560,000	618,878
Upland, CA, COP (San Antonio Community Hospital), 6.5%, 2041	85,000	100,223
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 2036	695,000	814,241
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 2042	570,000	609,444
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	285,000	291,475

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.4%, 2033	$175,000	$180,437
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2026	185,000	205,415
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2028	55,000	60,174
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc. Project), 5.375%, 2018	385,000	411,561
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2032	195,000	215,754
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	100,000	117,912
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	695,000	725,469

		$25,958,482
Healthcare Revenue - Long Term Care - 6.7%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 7%, 2033	$500,000	$383,005
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	500,000	505,970
Chartiers Valley, PA, Industrial & Commercial Development Authority Rev. (Friendship Village South), “A”, 5.25%, 2013	500,000	526,085
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	680,000	682,842
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	570,000	630,705
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	250,000	246,345
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	115,000	135,767
Illinois Finance Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	405,000	405,020
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	500,000	483,290
Illinois Health Facilities Authority Rev. (Smith Crossing), “A”, 7%, 2032	250,000	252,163
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	350,000	358,222
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 2041	190,000	213,138
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 5.625%, 2015	125,000	125,135
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	200,000	202,196
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	300,000	302,736

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	$310,000	$313,894
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	100,000	99,544
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 2039	140,000	146,348
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	85,000	85,425
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	400,000	439,408
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Gurwin Jewish Phase II), 6.7%, 2039	480,000	493,186
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.125%, 2029	40,000	44,098
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.375%, 2044	315,000	341,636
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	500,000	542,990

		$7,959,148
Healthcare Revenue - Other - 0.2%
Massachusetts Health & Educational Facilities Authority Rev. (Civic Investments, Inc.), “A”, 9%, 2012 (c)	$250,000	$265,248

Human Services - 0.2%
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5%, 2024	$250,000	$252,090

Industrial Revenue - Airlines - 0.3%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$125,000	$150,173
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	95,000	102,989
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	105,000	105,443

		$358,605
Industrial Revenue - Chemicals - 0.5%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$590,000	$618,208

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Environmental Services - 0.7%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$135,000	$154,900
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2022	305,000	336,589
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	335,000	365,572

		$857,061
Industrial Revenue - Other - 2.1%
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 2038 (a)(d)	$25,246	$252
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 2028	250,000	250,188
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	315,000	296,431
Michigan Strategic Fund Ltd. Obligation Rev. (Michigan Sugar Co., Carrollton), 6.55%, 2025	250,000	226,780
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	500,000	498,495
Toledo Lucas County, OH, Authority Port Rev., Facilities (CSX, Inc. Project), 6.45%, 2021	1,000,000	1,241,830

		$2,513,976
Industrial Revenue - Paper - 0.8%
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 5.75%, 2027	$250,000	$262,603
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	320,000	330,710
Sabine River, LA, Water Facilities Authority Rev. (International Paper Co.), 6.2%, 2025	310,000	312,840

		$906,153
Miscellaneous Revenue - Entertainment & Tourism - 0.8%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	$200,000	$221,450
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	130,000	144,694
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 2026 (n)	350,000	309,477
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 2022 (n)	250,000	268,418

		$944,039
Miscellaneous Revenue - Other - 3.5%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	$95,000	$103,854

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Other - continued
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2019	$190,000	$205,685
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2020	155,000	166,772
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	90,000	94,502
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	50,000	56,905
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	250,000	284,143
Cleveland-Cuyahoga County, OH, Port Authority Rev., 7%, 2040	95,000	101,672
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 2034	465,000	516,336
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	40,000	43,363
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 2030	185,000	204,899
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	435,000	490,332
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 2031	200,000	220,896
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 2044	500,000	540,630
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation Project), 5.5%, 2029	600,000	667,890
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	35,000	37,458
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	405,000	386,374
V Lakes Utility District, MS, Water Systems Rev., 7%, 2037	85,000	82,075

		$4,203,786
Multi-Family Housing Revenue - 3.4%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 2040	$500,000	$500,135
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 7%, 2032 (d)(q)	355,000	158,014
Charter Mac Equity Issuer Trust, FHLMC, 6.3%, 2019 (n)	500,000	559,505
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 2037	500,000	510,805
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038	365,229	328,684
MuniMae TE Bond Subsidiary LLC, 5.5%, 2049 (b)(z)	1,000,000	675,030
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016 (z)	227,741	221,446

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Multi-Family Housing Revenue - continued
Tacoma, WA, Housing Authority Multi-Family Rev. (Redwood/Juniper, Pine Tree Harbor, & Conifer South), GNMA, 5.05%, 2037	$1,040,000	$1,049,641

		$4,003,260
Parking - 0.3%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 2036	$285,000	$317,379

Port Revenue - 0.1%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	$150,000	$160,595

Sales & Excise Tax Revenue - 4.8%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 2024	$250,000	$156,695
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2029	155,000	178,225
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2030	310,000	354,556
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2031	60,000	68,363
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2040	410,000	457,335
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	560,000	658,252
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	480,000	544,138
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	350,000	454,055
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2031	335,000	433,024
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 2032	720,000	842,508
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0% to 2016, 6.75% to 2032	375,000	383,321
Tampa Bay, FL, Sports Authority Rev. (Tampa Bay Arena), NATL, 5.75%, 2025	1,000,000	1,140,710

		$5,671,182
Single Family Housing - Local - 0.6%
Minneapolis & St. Paul Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 2038	$247,493	$251,191
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 2028	500,000	509,185

		$760,376

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - State - 2.4%
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 2023	$430,000	$438,510
California Housing Finance Agency Rev. (Home Mortgage), “G”, 5.5%, 2042	245,000	254,533
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.7%, 2026	120,000	116,597
Colorado Housing & Finance Authority, “A”, 5.5%, 2029	860,000	882,893
Colorado Housing & Finance Authority, “B-2”, 7.25%, 2031	25,000	25,868
Maine Housing Authority Mortgage, “A-2”, 4.95%, 2027	445,000	449,419
Montana Board Housing (Single Family Mortgage), “A”, 5%, 2036	585,000	589,288
North Dakota Housing Finance Agency Rev., “A”, 4.85%, 2021	95,000	97,343

		$2,854,451
Solid Waste Revenue - 1.5%
Delaware County, PA, Industrial Development Authority Rev. (American Ref-Fuel), “A”, 6.1%, 2013	$455,000	$455,623
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.45%, 2012	1,250,000	1,253,713
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	55,000	61,266

		$1,770,602
State & Agency - Other - 0.1%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	$100,000	$102,284

State & Local Agencies - 5.9%
Berkeley County, SC, School District Installment Lease (Securing Assets for Education), 5%, 2028	$500,000	$514,455
Dorchester County, SC, School District No. 2, Growth Remedy Opportunity Tax Hike, 5.25%, 2029	250,000	267,993
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.5%, 2013 (c)(f)	500,000	525,860
Lancaster, SC, Educational Assistance Program, Inc., School District Lancaster County Project, 5%, 2026	550,000	580,657
Laurens County, SC, School District No. 55, Installment Purchase Rev., 5.25%, 2030	350,000	365,505
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Meharry Medical College), AMBAC, 6%, 2016	1,575,000	1,735,036
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 2030	350,000	364,067
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	105,000	114,380

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 6%, 2026	$205,000	$237,353
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 5.5%, 2031	300,000	322,989
Riverside, MO, Tax Increment Rev. (L-385 Levee Project), 5.25%, 2020	500,000	523,815
St. Louis, MO, Industrial Development Authority Leasehold Rev. (Convention Center Hotel), Capital Appreciation, AMBAC, 0%, 2018	300,000	216,495
Virginia College Building Authority, Educational Facilities Rev. (21st Century College & Equipment), “A”, 5%, 2024	1,000,000	1,213,410

		$6,982,015
Student Loan Revenue - 1.0%
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 2025	$180,000	$200,745
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 2026	180,000	200,781
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 2027	15,000	16,755
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 2028	320,000	356,493
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	355,000	392,186

		$1,166,960
Tax - Other - 2.6%
Dallas County, TX, Flood Control District, 7.25%, 2032	$500,000	$509,590
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2047	350,000	404,597
New Jersey Economic Development Authority Rev., 5%, 2025	70,000	78,125
New Jersey Economic Development Authority Rev., 5%, 2026	35,000	38,782
New Jersey Economic Development Authority Rev., 5%, 2028	15,000	16,463
New Jersey Economic Development Authority Rev., 5%, 2029	15,000	16,398
New York, NY, City Transitional Finance Authority Rev., Future Tax Secured, “A”, 5%, 2026	1,780,000	1,812,770
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	160,000	185,259

		$3,061,984
Tax Assessment - 2.8%
Atlanta, GA, Tax Allocation (Eastside Project), “A”, 5.625%, 2016	$185,000	$206,114
Celebration Community Development District, FL, “A”, 6.4%, 2034	210,000	213,740
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 2022	610,000	637,365
Du Page County, IL, Special Service Area (Monarch Landing Project), 5.4%, 2016	129,000	132,231
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	130,000	121,360

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	$300,000	$303,654
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	225,000	225,396
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035	717,000	692,787
Seven Oaks, FL, Community Development District II Special Assessment Rev., “A”, 5.875%, 2035	435,000	327,242
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040 (d)(q)	100,000	44,500
West Villages Improvement District, FL, Special Assessment Rev. (Unit of Development No. 3), 5.5%, 2037 (a)(d)	470,000	202,100
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037 (a)(d)	480,000	182,400

		$3,288,889
Tobacco - 5.1%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$1,780,000	$1,424,142
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	425,000	339,001
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 2023	150,000	172,716
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,145,000	1,328,669
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	300,000	307,074
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	1,610,000	1,248,475
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5.25%, 2037	65,000	67,508
Tobacco Securitization Authority, Minnesota Tobacco Settlement Rev., “B”, 5.25%, 2031	675,000	747,056
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	460,000	478,740

		$6,113,381
Toll Roads - 4.0%
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	$175,000	$204,465
North Texas Tollway Authority Rev., 6%, 2038	620,000	716,522
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 2031	1,000,000	1,136,940
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., Capital Appreciation, “A”, NATL, 0%, 2015	2,000,000	1,817,420
Triborough Bridge & Tunnel Authority Rev., NY, “A”, 5%, 2025	235,000	284,512
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	105,000	108,990

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Toll Roads - continued
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	$175,000	$192,050
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	275,000	287,315

		$4,748,214
Transportation - Special Tax - 6.5%
Arizona Transportation Board Highway Rev., “B”, 5%, 2031	$1,000,000	$1,118,490
Kentucky Turnpike Authority, Economic Development Rev., “A”, 5%, 2030	1,000,000	1,159,520
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 2036	2,000,000	2,236,360
Regional Transportation Authority, IL, “C”, FGIC, 7.75%, 2020	1,000,000	1,241,060
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 2028	405,000	479,536
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 2029	405,000	476,948
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 2030	385,000	450,951
State of Hawaii, Highway Rev., “A”, 5%, 2030	305,000	359,873
State of Hawaii, Highway Rev., “A”, 5%, 2031	120,000	140,820
State of Hawaii, Highway Rev., “A”, 5%, 2032	80,000	93,081

		$7,756,639
Universities - Colleges - 25.5%
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	$350,000	$372,628
California Educational Facilities Authority Rev. (Chapman University), 5%, 2031	135,000	146,723
California Educational Facilities Authority Rev. (Claremont Graduate University), “A”, 5%, 2042	530,000	544,575
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 2036	75,000	89,486
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	535,000	609,445
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	100,000	109,805
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 2040	70,000	77,748
California State University Rev., “A”, 5%, 2037	805,000	886,120
District of Columbia Rev. (Georgetown University), Capital Appreciation, BHAC, 0% to 2018, 5% to 2040	1,430,000	1,119,876
Douglas County, NE, Educational Facilities Rev. (Creighton University), “A”, 5.875%, 2040	645,000	738,235
Grand Valley, MI, State University Rev., 5.5%, 2027	115,000	128,372
Grand Valley, MI, State University Rev., 5.625%, 2029	55,000	61,070

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	$490,000	$505,861
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 2025	130,000	146,010
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 2026	95,000	106,463
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 2028	20,000	22,150
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	335,000	299,574
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	335,000	285,641
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	545,000	597,135
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	125,000	136,849
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 2051	145,000	158,307
Indiana University Rev., “A”, 5%, 2029	80,000	96,717
Indiana University Rev., “A”, 5%, 2030	45,000	53,748
Indiana University Rev., “A”, 5%, 2031	45,000	53,445
Indiana University Rev., “A”, 5%, 2032	45,000	53,230
Indiana University Rev., “A”, 5%, 2037	130,000	149,991
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.125%, 2027	285,000	292,627
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	100,000	104,942
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	100,000	104,429
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 2026	125,000	141,610
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	225,000	267,453
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	415,000	480,031
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 5.75%, 2039	370,000	408,095
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 2028	125,000	137,036
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	460,000	561,080
New York Dormitory Authority Rev. (Columbia University), 5%, 2038 (u)	15,000,000	16,830,750

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	$45,000	$48,777
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 2036	115,000	116,793
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2030	175,000	202,477
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2031	75,000	86,386
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2032	75,000	86,127
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2037	135,000	152,724
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 2027	535,000	624,843
University of Minnesota, “A”, ETM, 5.75%, 2014 (c)	500,000	551,415
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 2028	210,000	244,997
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	190,000	215,770
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	65,000	73,663
Waco Education Finance Corp. Rev. (Baylor University), 5%, 2043	675,000	759,098
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	225,000	247,340

		$30,287,667
Universities - Dormitories - 1.6%
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 2045	$285,000	$301,658
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	500,000	509,675
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	220,000	237,752
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 2031	390,000	442,014
Pennsylvania Higher Educational Facilities Authority Rev. (East Stroudsburg University), 5%, 2042	200,000	204,254
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	65,000	72,056
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	85,000	93,789

		$1,861,198
Universities - Secondary Schools - 1.1%
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	$100,000	$111,137
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	70,000	78,041

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Secondary Schools - continued
Colorado Educational & Cultural Facilities Authority Rev. (Academy of Charter Schools Project), 5.625%, 2040	$230,000	$238,689
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	150,000	169,808
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	385,000	450,893
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 4.875%, 2032	60,000	61,600
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 2042	150,000	155,156

		$1,265,324
Utilities - Cogeneration - 0.5%
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	$225,000	$230,002
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026	320,000	320,106

		$550,108
Utilities - Investor Owned - 7.6%
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 2038	$270,000	$35,003
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	195,000	228,099
Clark County, NV, Industrial Development Rev. (Southwest Gas Corp. Project), “E”, 5.8%, 2038 (b)	250,000	258,015
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	400,000	434,992
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	410,000	471,767
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	70,000	83,903
Matagorda County, TX, Navigation District 1 (Houston Lighting), AMBAC, 5.125%, 2028	2,000,000	2,220,180
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 2022	1,000,000	1,001,960
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), “B”, NATL, 4.75%, 2021	250,000	262,423
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	495,000	567,943
Petersburg, IN, Pollution Control Rev. (Indianapolis Power & Light), NATL, 5.4%, 2017	2,500,000	2,902,375

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Investor Owned - continued
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	$485,000	$514,760

		$8,981,420
Utilities - Municipal Owned - 3.3%
Long Island, NY, Power Authority, “A”, 5%, 2038	$670,000	$735,546
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., “A”, 5%, 2036	1,000,000	1,150,780
New York Power Authority Rev., “ A”, 5%, 2038	1,000,000	1,141,320
Puerto Rico Electric Power Authority, Power Rev., “A”, 5%, 2042	330,000	334,158
Sacramento, CA, Municipal Utility District, “X”, 5%, 2028	335,000	386,727
Salt River, AZ, Project Agricultural Improvement & Power District Electric, “A”, 5%, 2032	190,000	214,079

		$3,962,610
Utilities - Other - 3.7%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2026	$120,000	$134,963
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	250,000	282,330
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	190,000	220,062
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	425,000	534,812
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	795,000	819,788
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	790,000	802,577
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2017	180,000	201,155
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	205,000	225,439
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	300,000	330,801
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	610,000	671,189
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	185,000	195,858

		$4,418,974
Water & Sewer Utility Revenue - 10.0%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$290,000	$357,121
California Department of Water Resources, Center Valley Project Rev., “AJ”, 5%, 2035	1,000,000	1,178,560
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	430,000	451,092
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	505,000	539,587
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2028	125,000	147,608
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2029	120,000	140,532
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2030	75,000	87,173

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2031	$15,000	$17,304
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2041	340,000	377,533
East Bay, CA, Municipal Utility District, Water System Rev., “A”, 5%, 2028	1,500,000	1,806,165
Fulton County, GA, Water & Sewer Rev., 5%, 2026	320,000	378,669
Fulton County, GA, Water & Sewer Rev., 5%, 2027	215,000	252,971
Houston, TX, Utility System Rev., “D”, 5%, 2036	355,000	403,007
Indiana Finance Authority Rev. (State Revolving Fund Program), “A”, 5%, 2029	1,000,000	1,200,900
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 2029	600,000	781,872
Metropolitan Water District of Salt Lake & Sandy (Water Rev. Project), “A”, 5%, 2037	215,000	247,493
New York Environmental Facilities Corp., Municipal Water Finance Authority Project, 5%, 2025	200,000	240,004
New York Environmental Facilities, “C”, 5%, 2041	255,000	288,757
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “AA”, 5%, 2034	1,610,000	1,842,452
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 2036	1,000,000	1,087,070

		$11,825,870
Total Municipal Bonds (Identified Cost, $158,251,045)		$171,441,145

Floating Rate Demand Notes - 0.7%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.15%, due 6/01/12	$400,000	$400,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.15%, due 6/01/12	400,000	400,000
Total Floating Rate Demand Notes, at Cost and Value		$800,000

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.13%, at Cost and Net Asset Value (v)	102,322	$102,322
Total Investments (Identified Cost, $159,153,367)		$172,343,467

Other Assets, Less Liabilities - (4.1)%		(4,870,605)
Preferred shares (Issued by the Fund) - (41.1)%		(48,750,000)
Net assets applicable to common shares - 100.0%		$118,722,862

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

Portfolio of Investments (unaudited) – continued

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,137,400 representing 1.0% of net assets applicable to common shares.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MuniMae TE Bond Subsidiary LLC, 5.5%, 2049	11/02/05	$1,000,000	$675,030
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016	8/27/93	229,460	221,446
Total Restricted Securities			$896,476
% of Net assets applicable to common shares			0.8%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
LOC	Letter of Credit

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Housing Finance Agency
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 5/31/12

Futures Contracts Outstanding at 5/31/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	90	$12,054,375	September - 2012	$(83,284)
U.S. Treasury Bond 30 yr (Short)	USD	31	4,641,281	September - 2012	(72,765)

					$(156,049)

At May 31, 2012, the fund had liquid securities with an aggregate value of $238,740 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $159,051,045)	$172,241,145
Underlying affiliated funds, at cost and value	102,322
Total investments, at value (identified cost, $159,153,367)	$172,343,467
Cash	25
Receivables for
Investments sold	55,533
Interest	2,765,383
Other assets	16,738
Total assets	$175,181,146
Liabilities
Payables for
Distributions on preferred shares	$1,279
Daily variation margin on open futures contracts	40,469
Payable to the holder of the floating rate certificate from trust assets	7,538,475
Payable for interest expense and fees	20,288
Payable to affiliates
Investment adviser	5,945
Transfer agent and dividend disbursing costs	661
Payable for independent Trustees’ compensation	2,006
Accrued expenses and other liabilities	99,161
Total liabilities	$7,708,284
Preferred shares
Auction preferred shares (1,950 shares issued and outstanding at $25,000 per share) at liquidation value	$48,750,000
Net assets applicable to common shares	$118,722,862
Net assets consist of
Paid-in capital – common shares	$126,219,077
Unrealized appreciation (depreciation) on investments	13,034,051
Accumulated net realized gain (loss) on investments	(21,125,306)
Undistributed net investment income	595,040
Net assets applicable to common shares	$118,722,862
Preferred shares, at liquidation value (1,950 shares issued and outstanding at $25,000 per share)	48,750,000
Net assets including preferred shares	$167,472,862
Common shares of beneficial interest outstanding	11,566,856
Net asset value per common share (net assets of $118,722,862 / 11,566,856 shares of beneficial interest outstanding)	$10.26

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$4,414,450
Dividends from underlying affiliated funds	543
Total investment income	$4,414,993
Expenses
Management fee	$534,456
Transfer agent and dividend disbursing costs	11,916
Administrative services fee	17,437
Independent Trustees’ compensation	9,762
Stock exchange fee	11,879
Preferred shares service fee	25,830
Custodian fee	8,115
Shareholder communications	13,886
Audit and tax fees	38,231
Legal fees	1,664
Interest expense and fees	22,226
Miscellaneous	19,543
Total expenses	$714,945
Fees paid indirectly	(15)
Reduction of expenses by investment adviser	(16,692)
Net expenses	$698,238
Net investment income	$3,716,755
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$867,291
Futures contracts	(592,150)
Net realized gain (loss) on investments	$275,141
Change in unrealized appreciation (depreciation)
Investments	$9,109,863
Futures contracts	(256,375)
Net unrealized gain (loss) on investments	$8,853,488
Net realized and unrealized gain (loss) on investments	$9,128,629
Distributions declared to preferred shareholders	$(60,185)
Change in net assets from operations	$12,785,199

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended	Year ended
	5/31/12	11/30/11
	(unaudited)
Change in net assets
From operations
Net investment income	$3,716,755	$7,681,732
Net realized gain (loss) on investments	275,141	(371,530)
Net unrealized gain (loss) on investments	8,853,488	1,281,925
Distributions declared to preferred shareholders	(60,185)	(152,412)
Change in net assets from operations	$12,785,199	$8,439,715
Distributions declared to common shareholders
From net investment income	$(3,754,701)	$(7,543,501)
Net asset value of shares issued to common shareholders in reinvestment of distributions	$247,761	$93,888
Total change in net assets	$9,278,259	$990,102
Net assets applicable to common shares
At beginning of period	109,444,603	108,454,501
At end of period (including undistributed net investment income of $595,040 and $693,171, respectively)	$118,722,862	$109,444,603

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/12 (unaudited)		Years ended 11/30
			2011	2010	2009	2008	2007

Common Shares
Net asset value, beginning of period	$9.48		$9.40	$9.35	$7.91	$10.56	$11.53
Income (loss) from investment operations
Net investment income (d)	$0.32		$0.67	$0.68	$0.69	$0.67	$0.79	(z)
Net realized and unrealized gain (loss) on investments	0.80		0.07	0.04	1.38	(2.59)	(1.02	)(z)
Distributions declared to preferred shareholders	(0.01)		(0.01)	(0.02)	(0.03)	(0.18)	(0.19)
Total from investment operations	$1.11		$0.73	$0.70	$2.04	$(2.10)	$(0.42)
Less distributions declared to common shareholders
From net investment income	$(0.33)		$(0.65)	$(0.65)	$(0.60)	$(0.55)	$(0.55)
Net asset value, end of period (x)	$10.26		$9.48	$9.40	$9.35	$7.91	$10.56
Market value, end of period	$10.59		$9.43	$9.21	$9.08	$6.35	$9.56
Total return at market value (%) (p)	15.97	(n)	9.99	8.54	53.99	(29.32)	(6.12)
Total return at net asset value (%) (j)(r)(s)(x)	11.76	(n)	8.34	7.58	27.29	(20.30)	(3.50)
Ratios (%) (to average net assets applicable to common shares) and Supplemental data:
Expenses before expense reductions (f)(p)	1.23	(a)	1.33	1.32	1.44	1.56	1.35
Expenses after expense reductions (f)(p)	1.21	(a)	1.30	1.29	1.40	1.47	1.32
Net investment income (p)	6.42	(a)	7.21	7.05	7.94	6.82	7.10	(z)
Portfolio turnover	8		30	7	14	34	24
Net assets at end of period (000 omitted)	$118,723		$109,445	$108,455	$107,666	$90,991	$121,593

Financial Highlights – continued

	Six months ended 5/31/12 (unaudited)		Years ended 11/30
			2011	2010	2009	2008	2007

Supplemental Ratios (%):
Ratio of expenses to average net assets applicable to common shares after expense reductions and excluding interest expense and fees (f)(l)(p)	1.17	(a)	1.25	1.24	1.33	1.34	1.29
Ratio of expenses to average net assets applicable to common shares and preferred shares after expense reductions and excluding interest expense and fees (f)(l)(p)	0.82	(a)	0.86	0.86	0.89	0.89	0.88
Net investment income available to common shares	6.32	(a)	7.06	6.87	7.59	5.01	5.37
Senior Securities:
Total preferred shares outstanding	1,950		1,950	1,950	1,950	1,950	2,400
Asset coverage per preferred share (k)	$85,884		$81,125	$80,618	$80,213	$71,662	$75,664
Involuntary liquidation preference per preferred share (m)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Average market value per preferred share (m)(u)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund’s total liabilities (not including preferred shares) from the fund’s total assets and dividing this number by the number of preferred shares outstanding.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(m)	Amount excludes accrued unpaid distributions to auction preferred shareholders.
(n)	Not annualized.
(p)	Ratio excludes dividend payment on auction preferred shares.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(u)	Average market value represents the approximate fair value of the fund’s liability.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities in the year ended November 30, 2007 that resulted in an increase of $0.04 per share to net investment income, a decrease of $0.04 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.35% to the net investment income ratio. The change in estimate had no impact on net assets, net asset value per share or total return.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Investment Grade Municipal Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, the security could decline in value, interest from the security could become taxable and the funds may be required to issue Forms 1099-DIV.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same

Notes to Financial Statements (unaudited) – continued

investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of May 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$171,441,145	$—	$171,441,145
Short Term Securities	—	800,000	—	800,000
Mutual Funds	102,322	—	—	102,322
Total Investments	$102,322	$172,241,145	$—	$172,343,467

Other Financial Instruments
Futures Contracts	$(156,049)	$—	$—	$(156,049)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Municipal Bonds
Balance as of 11/30/11	$31,763
Accrued discounts/premiums	2
Realized gain (loss)	(40,278)
Change in unrealized appreciation (depreciation)	38,078
Liquidation proceeds	(29,565)
Balance as of 5/31/12	$—

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at May 31, 2012 is $0.

Notes to Financial Statements (unaudited) – continued

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2012 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Interest Rate Futures	$(156,049)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(592,150)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended May 31, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(256,375)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a

Notes to Financial Statements (unaudited) – continued

certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash”. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may

Notes to Financial Statements (unaudited) – continued

present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Inverse Floaters – The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”). If the holder of the inverse floater transfers the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as “self-deposited inverse floaters.” If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as “externally deposited inverse floaters.” Such self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and amounts owed to the holder of the floating rate certificate under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, “Payable to the holder of the floating rate certificate from trust assets”. The carrying value of the fund’s payable to the holder of the floating rate certificate from trust assets as reported on the fund’s Statement of Assets and Liabilities approximates its fair value. The value of the payable to the holder of floating rate certificates from trust assets as of the reporting date is considered Level 2 under the fair value hierarchy. At May 31, 2012, the fund’s payable to the holder of the floating rate certificate from trust assets was $7,538,475 and the interest rate on these floating rate certificates issued by the trust was 0.18%. For the six months ended May 31, 2012, the

Notes to Financial Statements (unaudited) – continued

average payable to the holder of the floating rate certificate from trust assets was $7,518,750 at a weighted average interest rate of 0.59%. Interest expense and fees relate to interest payments made to the holder of certain floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the six months ended May 31, 2012, interest expense and fees in connection with self-deposited inverse floaters was $22,226. Primary and externally deposited inverse floaters held by the fund are not accounted for as secured borrowings.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended May 31, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, defaulted bonds, derivative transactions and secured borrowings.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

11/30/11
Ordinary income (including any short-term capital gains)	$23,849
Tax-exempt income	7,672,064
Total distributions	$7,695,913

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/12
Cost of investments	$151,070,564
Gross appreciation	15,885,637
Gross depreciation	(2,151,209)
Net unrealized appreciation (depreciation)	$13,734,428

As of 11/30/11
Undistributed ordinary income	95,968
Undistributed tax-exempt income	796,410
Capital loss carryforwards	(21,754,457)
Other temporary differences	(199,207)
Net unrealized appreciation (depreciation)	4,534,573

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after November 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of November 30, 2011 the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:

11/30/15	$(7,005,145)
11/30/16	(6,501,801)
11/30/17	(5,772,221)
11/30/18	(2,208,465)
11/30/19	(266,825)
Total	$(21,754,457)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets (including the value of the auction preferred shares).

The investment adviser has agreed in writing to reduce its management fee to 0.63% of average daily net assets (including the value of the auction preferred shares). This written agreement will continue until modified by the fund’s

Notes to Financial Statements (unaudited) – continued

Board of Trustees, but such agreement will continue at least until November 30, 2013. This management fee reduction amounted to $16,445, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended May 31, 2012 was equivalent to an annual effective rate of 0.63% of the fund’s average daily net assets (including the value of the auction preferred shares).

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (including interest expenses and fees associated with investments in inverse floating rate instruments) other than preferred shares service fees, such that total annual fund operating expenses do not exceed 0.89% annually of the fund’s average daily net assets (including the value of the auction preferred shares). This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2013. For the six months ended May 31, 2012, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund’s common shares. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2012, these fees paid to MFSC amounted to $3,756.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets (including the value of the auction preferred shares). The administrative services fee incurred for the six months ended May 31, 2012 was equivalent to an annual effective rate of 0.0212% of the fund’s average daily net assets (including the value of the auction preferred shares).

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Notes to Financial Statements (unaudited) – continued

Deferred Trustee Compensation – Prior to MFS’ appointment as investment adviser to the fund, the fund’s former independent Trustees participated in a Deferred Compensation Plan (the “Former Colonial Trustees Plan” or “Plan”). The fund’s current independent Trustees are not allowed to defer compensation under the Former Colonial Trustees Plan. Amounts deferred under the Plan are invested in shares of certain non-MFS funds selected by the former independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in “Other assets” and “Payable for independent Trustees’ compensation” on the Statement of Assets and Liabilities is $1,970 of deferred Trustees’ compensation. There is no current year expense associated with the Former Colonial Trustees Plan.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended May 31, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $708 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $247, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $13,004,564 and $12,908,359, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The fund reserves the right to repurchase shares of beneficial interest of the fund subject to

Notes to Financial Statements (unaudited) – continued

Trustee approval. During the six months ended May 31, 2012 and the year ended November 30, 2011, the fund did not repurchase any shares. Transactions in fund shares were as follows:

	Six months ended		Year ended
	5/31/12		11/30/11
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	24,582	$247,761	9,985	$93,888

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended May 31, 2012, the fund’s commitment fee and interest expense were $401 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	506,758	14,343,121	(14,747,557)	102,322

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$543	$102,322

Notes to Financial Statements (unaudited) – continued

(8)	Auction Preferred Shares

The fund has 1,950 shares issued and outstanding of Auction Preferred Shares (APS), series M. Dividends are cumulative at a rate that is reset every seven days through an auction process. If the APS are unable to be remarketed on a remarketing date as part of the auction process, the fund would be required to pay the maximum applicable rate on APS to holders of such shares for successive dividend periods until such time when the shares are successfully remarketed. The maximum rate on APS rated aa3/AA- or better is equal to 110% of the higher of (i) the Taxable Equivalent of the Short-Term Municipal Bond Rate or (ii) the “AA” Composite Commercial Paper Rate.

Since February 2008, regularly scheduled auctions for APS issued by closed end funds, including this fund, have consistently failed because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, APS holders cannot sell their shares tendered for sale. While repeated auction failures have affected the liquidity for APS, they do not constitute a default or automatically alter the credit quality of the APS, and APS holders have continued to receive dividends at the previously defined “maximum rate”. During the six months ended May 31, 2012, the APS dividend rates ranged from 0.11% to 0.38%. For the six months ended May 31, 2012, the average dividend rate was 0.25%. These developments with respect to APS do not affect the management or investment policies of the fund. However, one implication of these auction failures for common shareholders is that the fund’s cost of leverage will be higher than it otherwise would have been had the auctions continued to be successful. As a result, the fund’s future common share earnings may be lower than they otherwise would have been. To the extent that investments are purchased with the issuance of preferred shares, the fund’s net asset value will increase or decrease at a greater rate than a comparable unleveraged fund.

The fund pays an annual service fee to broker-dealers with customers who are beneficial owners of the preferred shares. The service fee is equivalent to 0.25% of the applicable preferred share liquidation value while the preferred share auctions are successful or to 0.15% or less, varying by broker-dealer, while the auctions are failing. The APS are redeemable at the option of the fund in whole or in part at the redemption price equal to $25,000 per share, plus accumulated and unpaid dividends. The APS are also subject to mandatory redemption if certain requirements relating to its asset maintenance coverage are not satisfied. The fund is required to maintain certain asset coverage with respect to the APS as defined in the fund’s By-Laws and the Investment Company Act of 1940 and, as such is not permitted to declare common share dividends unless the fund’s APS have a minimum asset coverage ratio of 200% after declaration of the common share dividends.

(9)	Subsequent Event

On July 6, 2012, the fund announced that its Board of Trustees authorized the fund to conduct a voluntary tender offer for up to 100% of its outstanding auction rate preferred shares (ARPS) at a price equal to 95% of the ARPS’ per share liquidation preference of $25,000, or $23,750 per share, plus any unpaid dividends accrued through the expiration date of the tender offer. The fund’s tender offer will be conditioned upon there being validly tendered and not withdrawn at least 70% of its outstanding ARPS, the successful private placement of new preferred shares (Variable Rate Municipal Term Preferred shares or VMTP), the ARPS shareholders’ approval of an amendment to the fund’s bylaws to replace Standard & Poor’s with Fitch as a rating agency for the ARPS, and certain other conditions as will be set forth in the fund’s offer to purchase and related letter of transmittal. Additional terms of the tender offer will be included in the fund’s tender offer materials sent to ARPS shareholders. It is expected that the VMTP shares, if successfully placed, will allow the fund to replace the leverage currently obtained through ARPS that are tendered with VMTP shares. VMTP shares will be preferred shares of the fund. As to the distribution of assets of the fund, VMTP will rank on parity with ARPS that remain outstanding after the tender offer and will be senior in priority to the fund’s outstanding common shares.

On July 12, 2012, Moody’s Investors Service announced that it downgraded its ratings of the fund’s ARPS from Aaa to Aa1 pursuant to a revised ratings methodology.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of the MFS Investment Grade Municipal Trust:

We have reviewed the accompanying statement of assets and liabilities of the MFS Investment Grade Municipal Trust (the Fund), including the portfolio of investments, as of May 31, 2012, and the related statements of operations, changes in net assets, and financial highlights for the six-month period ended May 31, 2012. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2011, and the financial highlights for each of the five years in the period ended November 30, 2011, and in our report dated January 13, 2012, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

July 17, 2012

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2011 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of mfs.com.

CONTACT US

Transfer agent, Registrar, and

Dividend Disbursing Agent

Call

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

Write

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: CXH

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Investment Grade Municipal Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/11-12/31/11	0	N/A	0	1,153,228
1/01/12-1/31/12	0	N/A	0	1,153,228
2/01/12-2/28/12	0	N/A	0	1,153,228
3/01/12-3/31/12	0	N/A	0	1,155,115
4/01/12-4/30/12	0	N/A	0	1,155,115
5/01/12-5/31/12	0	N/A	0	1,155,115

Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2011 plan year is 1,155,115.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS INVESTMENT GRADE MUNICIPAL TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: July 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: July 17, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2012

*	Print name and title of each signing officer under his or her signature.